Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2025
Shareholders' Equity [Abstract]
Schedule of Ordinary Shares Before Re Designation

a. Ordinary shares before re-designation

Date	Events	Number of shares	Par value	Amount
June 27, 2024	Share issued upon incorporation	5,000,000,000	0.00001	50,000
July 24, 2024	Share surrender and cancellation by sole shareholder	(4,973,495,000)	0.00001	(49,735)
July 24, 2024	Re-designate shares into Class A Ordinary Shares	(26,505,000)	0.00001	(265)
July 24, 2024	Re-designate shares into Class B Ordinary Shares	(1,995,000)	0.00001	(20)
	Ordinary shares before re-designation issued and outstanding after reorganization	—	0.00001	—

b. Class A Ordinary Shares

Date	Events	Number of shares	Par value	Amount
July 24, 2024	Re-designate shares into Class A Ordinary Shares issued and outstanding after reorganization	26,505,000	0.00001	265
January 23, 2025	Issue of shares pursuant to IPO*	1,500,000	0.00001	15
February 6, 2025	Issue of shares pursuant to IPO*	225,000	0.00001	2
	Class A Ordinary Shares issued and outstanding as of March 31, 2025	28,230,000	0.00001	282

*	On January 23, 2025, the Company completed its initial public offering on NASDAQ, under the ticker symbol “SKBL”. Under this offering, 1,500,000 ordinary shares were issued at a price of $4.00 per share. In addition, the Company granted a 45-day option to the underwriter to purchase up to an additional 225,000 ordinary shares at the public offering price, less underwriting discounts, to cover over-allotment, if any. On February 6, 2025, the underwriter exercised the over-allotment option in full to purchase an additional 225,000 ordinary shares. On January 23, 2025, the Company closed its initial public offering and the exercise of the over-allotment option, received net proceeds of US$4,807,322 from the offering after deducting underwriting discounts and offering expenses of US$2,092,678 from the gross proceeds of US$6,900,000.

c. Class B Ordinary Shares

Date	Events	Number of shares	Par value	Amount
July 24, 2024	Re-designate shares into Class B Ordinary Shares	1,995,000	0.00001	20
	Class B Ordinary Shares issued and outstanding after reorganization and as of March 31, 2025	1,995,000	0.00001	20